Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Summary of short-term investments

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Financial products	858,021	1,070,113	2,866,643
Investments in publicly traded companies	—	80,918	434,609
Money market funds	87,317	109,779	55,937

Total	945,338	1,260,810	3,357,189